Ultimate parent undertaking	6 Months Ended
Jun. 30, 2019
Ultimate parent undertaking
Ultimate parent undertaking

20.Ultimate parent undertaking

The Bank's ultimate parent undertaking and controlling party is Lloyds Banking Group plc which is incorporated in Scotland. Lloyds Banking Group plc has filed an Annual Report on Form 20-F for the year to 31 December 2018 with the Securities and Exchange Commission, it is available for download from www.lloydsbankinggroup.com.